Trade receivables	12 Months Ended
Mar. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables

	March 30, 2025	March 31, 2024
	$	$
Trade accounts receivable	68.6	57.1
Credit card receivables	4.5	3.7
Other receivables	12.2	12.3
	85.3	73.1
Less: expected credit loss and sales allowances	(2.5)	(2.7)
Trade receivables	82.8	70.4
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 30, 2025			March 31, 2024
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(2.1)	(0.6)	(2.7)	(0.4)	(1.1)	(1.5)
Losses recognized	(0.2)	(0.5)	(0.7)	(1.8)	—	(1.8)
Amounts settled or written off during the year	0.1	0.8	0.9	0.1	0.5	0.6
Balance at the end of the year	(2.2)	(0.3)	(2.5)	(2.1)	(0.6)	(2.7)